Equity, net - Investment shares (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2021 PEN (S/) shares	Dec. 31, 2021 USD ($) shares
Total investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares outstanding	271,677	271,677
Investment shares	S/ 2,717	$ 791
Other reserves of equity [member] | investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares outstanding	744,640	744,640
Investment shares	S/ 7,447	$ 2,161
Other reserves of equity [member] | Treasury investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares outstanding	472,963	472,963
Investment shares	S/ (4,730)	$ (1,370)